Employee Remuneration (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of employee benefits expenses [abstract]
Summary of Expenses Recognized for Employee Wages, Salaries and Benefits

Expenses recognized for employee wages, salaries and benefits for the years ended April 30, 2026, 2025 and 2024 are detailed below:

(in thousands)	2026 $	2025 $	2024 $
Wages, salaries	10,793	7,295	7,557
Employee benefits	1,278	1,320	1,565
Payroll taxes	469	232	245
Share-based expense	1,275	445	1,535
	13,815	9,292	10,902